PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,941,300
Addition of fixed assets without monetary outflow	0	$ 16,900	$ 0
Ending balance	2,130,900	1,941,300
Property, plant and equipment, expenditures recognised in course of its construction	3,702,700	3,450,900	3,212,100
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,941,300	1,770,700	1,649,200
Addition of fixed assets without monetary outflow	227,300	243,100	238,700
Depreciation	(114,700)	(96,200)	(92,700)
Disposals	(21,900)	(16,900)	(23,800)
Reclassifications	47,800	53,300	(15,300)
Translation adjustments	51,200	(12,700)	14,600
Ending balance	2,131,000	1,941,300	1,770,700
Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(1,571,700)	(1,509,600)	(1,441,400)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 730,700	$ 683,200	$ 667,400
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 months	25 months	25 months
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	60 months	60 months	60 months
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 448,100	$ 451,200	$ 459,000
Addition of fixed assets without monetary outflow	2,300	1,300	2,800
Depreciation	(24,100)	(20,000)	(20,000)
Disposals	0	0	(500)
Reclassifications	41,300	17,100	9,200
Translation adjustments	1,600	(1,500)	700
Ending balance	469,200	448,100	451,200
Buildings and improvements | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(261,500)	(235,100)	(216,200)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 919,700	$ 852,800	$ 733,600
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 months	10 months	10 months
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	35 months	35 months	35 months
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 431,300	$ 330,400	$ 327,900
Addition of fixed assets without monetary outflow	40,800	64,700	29,900
Depreciation	(35,500)	(27,700)	(25,000)
Disposals	(2,400)	(1,200)	(9,400)
Reclassifications	59,200	66,000	5,800
Translation adjustments	11,100	(900)	1,200
Ending balance	504,500	431,300	330,400
Machinery and equipment | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(415,200)	(421,500)	(403,200)
Tooling
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 664,700	$ 646,200	$ 623,800
Tooling | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 months	10 months	10 months
Tooling | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 months	25 months	25 months
Tooling | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 217,800	$ 217,800	$ 226,200
Addition of fixed assets without monetary outflow	11,600	17,300	13,400
Depreciation	(22,700)	(23,000)	(21,900)
Disposals	(1,400)	(500)	(100)
Reclassifications	14,000	6,300	200
Translation adjustments	3,500	(100)	0
Ending balance	222,800	217,800	217,800
Tooling | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(441,900)	(428,400)	(406,000)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	108,400	124,200	121,100
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	124,200	121,100	51,500
Addition of fixed assets without monetary outflow	103,100	101,600	81,000
Depreciation	0	0	0
Disposals	(1,600)	0	0
Reclassifications	(122,200)	(94,400)	(17,400)
Translation adjustments	4,900	(4,100)	6,000
Ending balance	108,400	124,200	121,100
Construction in progress | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 0	$ 0	$ 0
Exchange pool program assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 months	30 months	30 months
Property, plant and equipment, expenditures recognised in course of its construction	$ 968,700	$ 840,800	$ 789,400
Exchange pool program assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	614,200	567,100	498,100
Addition of fixed assets without monetary outflow	59,400	47,800	106,900
Depreciation	(20,600)	(17,400)	(16,000)
Disposals	(15,700)	(14,300)	(12,300)
Reclassifications	47,800	36,400	(15,300)
Translation adjustments	29,000	(5,400)	5,700
Ending balance	714,100	614,200	567,100
Exchange pool program assets | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(254,600)	(226,600)	(222,300)
Installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 91,000	$ 92,200	$ 88,700
Installations | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 months	5 months	5 months
Installations | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	35 months	35 months	35 months
Installations | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 51,100	$ 49,300	$ 51,800
Addition of fixed assets without monetary outflow	0	0	0
Depreciation	(3,200)	(1,900)	(2,800)
Disposals	(100)	0	(300)
Reclassifications	2,100	4,000	400
Translation adjustments	700	(300)	200
Ending balance	50,600	51,100	49,300
Installations | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(40,400)	(41,100)	(39,400)
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 21,400	$ 21,400	$ 4,500
Aircraft | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 months	5 months	5 months
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	51 months	51 months	51 months
Aircraft | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 16,700	$ 0	$ 200
Addition of fixed assets without monetary outflow	0	0	0
Depreciation	0	(200)	(200)
Disposals	0	0	0
Reclassifications	0	16,900	0
Translation adjustments	200	0	0
Ending balance	16,900	16,700	0
Aircraft | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(4,500)	(4,700)	(4,500)
Computers and peripherals
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 113,300	$ 108,400	$ 102,100
Computers and peripherals | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 months	3 months	3 months
Computers and peripherals | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 months	10 months	10 months
Computers and peripherals | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 13,700	$ 8,400	$ 8,400
Addition of fixed assets without monetary outflow	6,900	8,200	2,800
Depreciation	(5,400)	(3,200)	(3,100)
Disposals	(100)	0	(900)
Reclassifications	800	500	400
Translation adjustments	(200)	(200)	800
Ending balance	15,700	13,700	8,400
Computers and peripherals | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(97,600)	(94,700)	(93,700)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	9,600	9,500	10,200
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,500	10,200	10,200
Addition of fixed assets without monetary outflow	0	100	0
Depreciation	0	0	0
Disposals	0	(800)	0
Reclassifications	0	0	0
Translation adjustments	100	0	0
Ending balance	9,600	9,500	10,200
Land | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0	0	0
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 43,400	$ 41,200	$ 40,300
Furniture and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 months	5 months	5 months
Furniture and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 months	30 months	30 months
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 11,500	$ 12,000	$ 13,500
Addition of fixed assets without monetary outflow	2,600	1,500	1,100
Depreciation	(2,500)	(2,300)	(2,600)
Disposals	(500)	(100)	(300)
Reclassifications	4,500	500	300
Translation adjustments	(100)	(100)	0
Ending balance	15,500	11,500	12,000
Furniture and fixtures | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(27,900)	(29,700)	(28,300)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 12,700	$ 11,900	$ 11,900
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 months	5 months	5 months
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 months	10 months	10 months
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,200	$ 3,200	$ 2,400
Addition of fixed assets without monetary outflow	600	600	200
Depreciation	(700)	(500)	(500)
Disposals	(100)	0	0
Reclassifications	300	0	1,100
Translation adjustments	400	(100)	0
Ending balance	3,700	3,200	3,200
Vehicles | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(9,000)	(8,700)	(8,700)
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	19,100	19,100	19,100
Other assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Addition of fixed assets without monetary outflow	0	0	600
Depreciation	0	0	(600)
Disposals	0	0	0
Reclassifications	0	0	0
Translation adjustments	0	0	0
Ending balance	0	0	0
Other assets | Accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ (19,100)	$ (19,100)	$ (19,100)